Use of Estimates and Judgments - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	May 31, 2018
Disclosure of changes in accounting estimates [line items]
Average rate of devaluation results	42.448916	20.303664
Bottom of range [member] | Argentinean Peso [member]
Disclosure of changes in accounting estimates [line items]
Cumulative inflation rate			100.00%